SCHEDULE OF COST OF SALES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Inventories
Inventory	$ 3,738,980	$ 6,048,348	$ 3,420,713
Consulting and services	549,448	730,170	679,345
Other	202,300	35,866	310,719
Cost of sales	$ 4,490,728	$ 6,814,384	$ 4,410,777